Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 633,828	$ 614,881	$ 610,902
Allowance for credit losses	6,079	6,716	7,639
Net	627,749	608,165	603,263
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	310,370		284,684
Allowance for credit losses	838		884
Net	309,532		283,800
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	91,544		93,758
Allowance for credit losses	2,550		3,155
Net	88,994		90,603
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	219,720		217,663
Allowance for credit losses	1,385		1,714
Net	218,335		215,949
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,735	5,116	5,053
Allowance for credit losses	1,759	1,938	1,957
Net	2,976	3,178	3,096
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,089	1,219	1,127
Allowance for credit losses	472	518	487
Net	617	701	640
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	17	49	116
Allowance for credit losses	1	2	4
Net	16	47	112
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	771	716	570
Allowance for credit losses	293	309	222
Net	478	407	348
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	790	872	824
Allowance for credit losses	358	380	498
Net	432	492	326
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	611	709	775
Allowance for credit losses	195	243	233
Net	416	466	542
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	448	521	459
Allowance for credit losses	98	135	102
Net	350	386	357
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,009	1,030	1,182
Allowance for credit losses	342	351	411
Net	667	679	771
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,432	1,495	1,490
Allowance for credit losses	403	410	392
Net	1,029	1,085	1,098
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	946	1,182	1,032
Allowance for credit losses	715	821	820
Net	231	361	212
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,357	2,439	2,531
Allowance for credit losses	641	707	745
Net	$ 1,716	$ 1,732	$ 1,786